Notes and Loans Payable (Details Narrative) - USD ($)												1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2022	Apr. 15, 2022	Apr. 14, 2022	Apr. 13, 2022	Mar. 03, 2022	Feb. 11, 2022	Feb. 02, 2022	Feb. 02, 2022	Nov. 18, 2021	Aug. 12, 2021	Mar. 31, 2022	Feb. 28, 2022	Nov. 18, 2021	May 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Exercise price												$ 5.55				$ 7.65	$ 5.55		$ 8.02	$ 7.65
Amortization of debt discount premium																	$ 158,815	$ 351,535	$ 1,640,242	$ 273,607
Repayments of related party debt																	7,839
Gain from forgiveness of debt																			196,889
Proceeds received from debt														$ 3,000,000
Notes Payable												$ 0					0		5,000
Lender [Member]
Short-Term Debt [Line Items]
Unsecured promissory note										$ 100,000				$ 100,000
Interest rate										10.00%				10.00%
Director [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																12.00%				12.00%
Loan payable related party																$ 224,000				$ 224,000
Equipment Acquisition Agreement [Member]
Short-Term Debt [Line Items]
Total notes and loans payable											$ 1,250,000
Debt instrument, interest rate											6.00%
Debt instrument, face amount												1,050,000					1,050,000		$ 1,050,000
Debt monthly payments due											$ 100,000
Unsecured Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Proceeds received from debt										$ 3,000,000
Unsecured Promissory Note Agreement [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate							16.00%
Debt instrument, face amount												150,000					150,000
Unsecured promissory note							$ 150,000
Proceeds received from debt							$ 2,000,000
Unsecured Promissory Note Agreement [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												100,000					100,000
Unsecured promissory note										$ 100,000				$ 100,000
Interest rate										10.00%				10.00%
Future receivable sale and purchase agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 182,083						116,167					$ 116,167
Aggregate future receivables								$ 136,000	$ 136,000
Proceeds from collection receivables						250,000		100,000
Aggregate principal amount									2,833
Receivable Purchase And Sale Agreement [Member]
Short-Term Debt [Line Items]
Aggregate future receivables						$ 350.00
Subsequent Event [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt maturity date			Aug. 10, 2022
Debt instrument, interest rate			16.00%
Unsecured promissory note			$ 150,000
Proceeds received from debt			$ 2,000,000
Subsequent Event [Member] | Future receivable sale and purchase agreement [Member]
Short-Term Debt [Line Items]
Aggregate future receivables								136,000	$ 136,000
Proceeds from collection receivables								$ 100,000
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued																	51,282	382,133	814,336	40,000
Common Stock [Member] | Equipment Acquisition Agreement [Member]
Short-Term Debt [Line Items]
Total notes and loans payable											$ 4,066,774
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt maturity date																			May 31, 2022
Convertible Notes Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt maturity date	Apr. 30, 2022
Debt instrument, payment terms					the holders extended the maturity date of certain previously issued promissory notes to April 30, 2022 in exchange for $300,000 and agreed to grant two additional extensions for 30 days each, each for an additional $100,000 per extension. Holders also waived certain defaults under the notes and granted consents required under the notes
Convertible Notes Payable [Member] | Subsequent Event [Member] | Holders [Member]
Short-Term Debt [Line Items]
Repayments of related party debt					$ 300,000
Debt instrument, payment terms					The holders agreed to allow the Company to extend the notes for two additional 30 day periods for $100,000 per extension.
[custom:DebtInstrumentAdditionalPayment]					$ 100,000
Convertible Notes Payable [Member] | Arena Special Opportunities Partners I, LP [Member]
Short-Term Debt [Line Items]
Debt maturity date															Jan. 31, 2022	Jan. 31, 2022
Debt instrument, interest rate															12.00%
Exercise price															$ 0.45	$ 0.45				$ 0.45
Amortization of debt discount premium																			$ 679,000	$ 0
Debt instrument, face amount															$ 1,193,135				2,286,792
Principal balance outstanding																			1,193,135
Convertible Notes Payable [Member] | Arena Special Opportunities Partners I, LP [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued															1,529,670					3,426,280
Convertible Notes Payable [Member] | Arena Special Opportunities Partners I, LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Number of shares issued															1,529,670					3,426,280
Convertible Notes Payable [Member] | Arena Special Opportunities Fund, LP [Member]
Short-Term Debt [Line Items]
Debt maturity date																Jan. 31, 2022
Debt instrument, interest rate															12.00%	12.00%				12.00%
Exercise price																$ 0.45				$ 0.45
Amortization of debt discount premium																			26,000	$ 0
Debt instrument, face amount															$ 306,865	$ 102,539			87,773	$ 102,539
Convertible Notes Payable [Member] | Arena Special Opportunities Fund, LP [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued															393,417					131,325
Convertible Notes Payable [Member] | Arena Special Opportunities Fund, LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Number of shares issued															393,417
Convertible Notes Payable One [Member] | Arena Special Opportunities Partners I, LP [Member]
Short-Term Debt [Line Items]
Amortization of debt discount premium																			464,000	$ 0
Convertible Notes Payable Two [Member] | Arena Special Opportunities Fund, LP [Member]
Short-Term Debt [Line Items]
Amortization of debt discount premium																			119,000	0
Debt instrument, face amount																			$ 306,895
Notes Payable [Member]
Short-Term Debt [Line Items]
Total notes and loans payable																$ 2,675,239				$ 2,675,239
Debt instrument, interest rate																12.00%				12.00%
Paycheck Protection Program Cares Act [Member]
Short-Term Debt [Line Items]
Loans received																				$ 194,940
Debt forgiveness															$ 194,940
Accrued interest															1,949
Gain from forgiveness of debt															$ 196,889
A S O P Note I [Member] | Arena Special Opportunities Partners I, LP [Member]
Short-Term Debt [Line Items]
Total notes and loans payable																$ 2,675,239				$ 2,675,239
Debt maturity date																Jan. 31, 2022
Debt instrument, interest rate																12.00%				12.00%
Number of shares issued																				3,426,280
Debt instrument, face amount												2,400,997					$ 2,400,997
Warrants exercise price																$ 0.45				$ 0.45
A S O P Note I [Member] | Arena Special Opportunities Partners I, LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock																3,426,280				3,426,280
A S O F Note I [Member] | Arena Special Opportunities Fund, LP [Member]
Short-Term Debt [Line Items]
Debt maturity date																Jan. 31, 2022
Debt instrument, interest rate																12.00%				12.00%
Number of shares issued																				131,325
Debt instrument, face amount												87,773				$ 102,539	87,773			$ 102,539
Warrants exercise price																$ 0.45				$ 0.45
A S O F Note I [Member] | Arena Special Opportunities Fund, LP [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock																131,325				131,325
A S O P Note I I [Member] | Arena Special Opportunities Partners I, LP [Member]
Short-Term Debt [Line Items]
Debt maturity date															Jan. 31, 2022
Debt instrument, interest rate															12.00%
Number of shares issued															1,529,670
Debt instrument, face amount															$ 1,193,135
Principal balance outstanding																	1,073,250
Warrants exercise price															$ 0.45
A S O P Note I I [Member] | Arena Special Opportunities Partners I, LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock															1,529,670
ASOF NoteII [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt maturity date		Apr. 30, 2022
ASOF NoteII [Member] | Subsequent Event [Member] | Holders [Member]
Short-Term Debt [Line Items]
Repayments of related party debt				$ 300,000
Debt instrument, payment terms				The holders agreed to allow the Company to extend the notes for two additional 30-day periods for $100,000 per extension
ASOF NoteII [Member] | Arena Special Opportunities Partners I, LP [Member]
Short-Term Debt [Line Items]
Debt maturity date															Jan. 31, 2022
Warrants exercise price															$ 0.45
ASOF NoteII [Member] | Arena Special Opportunities Fund, LP [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate															12.00%
Number of shares issued															393,417
Debt instrument, face amount												$ 276,750			$ 306,865		$ 276,750
ASOF NoteII [Member] | Arena Special Opportunities Fund, LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock															393,417
B L Note [Member] | Blue Lake Partners L L C [Member]
Short-Term Debt [Line Items]
Debt maturity date												Mar. 22, 2023
Debt instrument, interest rate												12.00%					12.00%
Number of shares issued												39,062
Amortization of debt discount premium																	$ 0	$ 0
Debt instrument, face amount												$ 250,000					250,000
Principal balance outstanding																	$ 250,000
Warrants exercise price												$ 6.40					$ 6.40
B L Note [Member] | Blue Lake Partners L L C [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock												39,062					39,062
M H Note [Member] | Mast Hill Fund L P [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate												12.00%					12.00%
Number of shares issued												39,062
Amortization of debt discount premium																	$ 0	$ 0
Debt instrument, face amount												$ 350,000					$ 350,000
Warrants exercise price												$ 6.40					$ 6.40
M H Note [Member] | Mast Hill Fund L P [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock												39,062					39,062
Tysadco Note [Member] | Tysadco Partners L L C [Member]
Short-Term Debt [Line Items]
Debt maturity date													Jul. 25, 2022
Debt instrument, interest rate													12.00%
Debt instrument, face amount												$ 350,000	$ 450,000				$ 350,000
Tysadco Note [Member] | Tysadco Partners L L C [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Notes Payable	$ 100,000	$ 100,000